PREPAID EXPENSES (Tables)	12 Months Ended
Nov. 30, 2021
Disclosure Of Detail Information About Prepaid Expenses [Abstract]
Disclosure of prepaid expenses [Table Text Block]
	November 30, 2021	November 30, 2020

Advertising and promotions	$127,664	$9,494
Rent	11,211	10,993
Other	39,446	5,421
	$178,321	$25,908